SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2015
SHAREHOLDERS' EQUITY [Abstract]
SHAREHOLDERS' EQUITY

NOTE 9:-       SHAREHOLDERS' EQUITY

a. The number of shares outstanding at December 31, 2015 and 2014 does not include 5,189 Ordinary Shares issued, which are held by a subsidiary, and 30,843 Ordinary Shares issued which are held by the Company.

1.         Ordinary Shares confer all rights to their holders, e.g. voting, equity and receipt of dividend.

2.       On December 30, 2015, the annual general meeting of the Company's shareholders approved to increase the number of Company's authorized share capital to $ 1,026 and the number of authorized ordinary shares to 20,000,000.

b. Share option plans:

1.         The Company has granted options under option plans as follows:

Under the following plans options are granted for periods not to exceed seven years. Options vest over a period of up to four years from date of grant. Any options that are cancelled or forfeited before expiration become available for future grants.

a)         The 2013 Share Option Plan:

On April 3, 2013, the Company approved a new Share Option Plan (the "2013 Share Option Plan"). The 2013 Share Option Plan grants options to purchase Ordinary Shares. These options are granted pursuant to the 2013 Share Option Plan for the purpose of providing incentives to employees, directors, consultants and contractors of the Company. In accordance with Section 102 of the Income Tax Ordinance (New Version) - 1961, the Company's Board of Directors (the "Board") elected the "Capital Gains Route".

On February 2, 2015, the Company's Board of Directors resolved to increase the number of outstanding shares reserved under the 2013 Share Option Plan, from 500,000 to 750,000.

b)      On February 19, 2015, the Company's Board of Directors adopted an amendment to the 2013 Share Option Plan (the "2013 Plan") pursuant to which the Company may grant options to purchase its ordinary shares, restricted shares and Restricted Share Units ("RSUs") to its employees, directors, consultants and contractors. The 2013 Plan expires on April 2, 2023.

c)       During the year ended December 31, 2015, the Company's Board of Directors approved the grant of 285,250 options and 35,500 RSUs to certain employees. The options were granted at an exercise price range between $9.62 to $14.52 per share which was equal to the market value of the Company's Ordinary Share at the date of grant. Such options and RSUs have vesting schedule of one year over four equal quarterly installments, commencing as of the date of the grant.

As of December 31, 2015, there were no available shares for future grants under the 2013 Share Option Plan. On March 3 2016, the Company's Board of Directors resolved to increase the number of outstanding shares reserved under the 2013 Share Option Plan, from 750,000 to 1,250,000 (see also Note 12).

2.         Grants in 2015, 2014 and 2013 were at exercise prices equal to the market value of the Ordinary Shares at the date of grant.

3.         Stock options under the Radcom plans are as follows for the year ended December 31, 2015 indicated:

			Weighted average
			remaining
		Weighted average	contractual	Aggregate
	Number of options	exercise price	term (in years)	intrinsic value

Outstanding at January 1, 2015	766,125	5.38	3.55	$5,221
Granted	285,250	11.76
Exercised	(185,989)	3.94
Expired & forfeited	(8,400)	12.25

Outstanding at December 31, 2015	856,986	7.75	3.28	$6,157

Vested and expected to vest at December 31, 2015	856,986	7.75	3.28	$6,157

Exercisable at December 31, 2015	684,050	6.89	2.94	$5,499

The aggregate intrinsic value of options outstanding and exercisable at December 31, 2015 represents intrinsic value of 856,986 and 684,050 outstanding options that are in-the-money as of December 31, 2015, respectively.

The aggregate intrinsic value in the table above represents the total intrinsic value (the difference between the deemed fair value of the Company's Ordinary Shares on the last day of fiscal 2015 and the exercise price, multiplied by the number of in-the-money options) that would have been received by the option holders had all option holders exercised their options on December 31, 2015. This amount is impacted by the changes in the fair market value of the Company's shares.

4.	RSUs under the Radcom plan are as follows for the year ended December 31, 2015 indicated:

	Number of RSUs	Weighted average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at January 1, 2015	-	-	-
Granted	35,000
Vested	(18,500)
Cancelled & forfeited	(1,500)

Outstanding at December 31, 2015	15,500	0.1	$231

Vested and expected to vest at December 31, 2015	15,500	0.1	$231

5.       As of December 31, 2015, stock options under the 2013 Share Option Plan and 2013 Plan are as follows for the year ended December 31, 2015:

	Options outstanding at December 31, 2015			Options exercisable at December 31, 2015
Exercise price	Number outstanding	Weighted average exercise price	Weighted average remaining contractual life	Number exercisable	Weighted average exercise price	Weighted average remaining contractual life
$		$	In years		$	In years

0.7 - 1.95	7,950	1.23	0.44	7,950	1.23	0.44
2.56 - 4.86	259,061	3.50	2.79	239,061	3.53	2.70
5.0 - 9.64	213,225	6.02	3.44	211,225	5.98	3.43
10.49 - 14.52	376,750	11.78	3.58	225,814	11.49	2.83

	856,986			684,050

6.         The weighted average fair values of options granted during the years ended December 31, 2015, 2014 and 2013 were $4.9, and $2.7 and $1.7, respectively.

7.         The weighted average fair value of RSUs granted during the year ended December 31, 2015 was $10.6 per share. No RSUs were granted during 2014 and 2013.

8.         The following table summarizes the departmental allocation of the Company's share-based compensation charge:

	Year ended December 31,
	2015 (*)	2014	2013

Cost of sales	$33	$12	$7
Research and development, net	529	178	117
Selling and marketing, net	380	146	82
General and administrative	467	243	293

	$1,409	$579	$499

(*)	Including $342 compensation cost related to RSUs for the year ended December 31, 2015.

9.         Share-based compensation:

As of December 31, 2015, there are $558 of total unrecognized company cost related to non-vested share-based compensation and RSUs that are expected to be recognized over weighted average period of 0.42 years.

c.         Warrants:

During the year ended December 31, 2015, 22,921 warrants have been exercised into 22,921 Ordinary Shares. (see also Note 11 e)

The Company's outstanding warrants and rights as of December 31, 2015 are as follows:

Issuance date	Outstanding and exercisable	Exercise price	Exercisable through
April 24, 2013	135,537	3.49	July 2 , 2016
April 24, 2013	175,448	3.49	April 23, 2016